RISK MANAGEMENT - Interest Risk Sensitivity by Bands and Zones (Details)	12 Months Ended
Dec. 31, 2021
Zone 1 | Band One | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band One | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band One | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band One | Minimum
RISK MANAGEMENT
Modified Duration	0 years
Zone 1 | Band One | Maximum
RISK MANAGEMENT
Modified Duration	29 days
Zone 1 | Band Two | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.68
Zone 1 | Band Two | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band Two | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band Two | Minimum
RISK MANAGEMENT
Modified Duration	29 days
Zone 1 | Band Two | Maximum
RISK MANAGEMENT
Modified Duration	3 months
Zone 1 | Band Three | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.59
Zone 1 | Band Three | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band Three | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band Three | Minimum
RISK MANAGEMENT
Modified Duration	3 months
Zone 1 | Band Three | Maximum
RISK MANAGEMENT
Modified Duration	6 months
Zone 1 | Band Four | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.33
Zone 1 | Band Four | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.74
Zone 1 | Band Four | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1
Zone 1 | Band Four | Minimum
RISK MANAGEMENT
Modified Duration	6 months
Zone 1 | Band Four | Maximum
RISK MANAGEMENT
Modified Duration	1 year
Zone 2 | Band Five | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.22
Zone 2 | Band Five | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.50
Zone 2 | Band Five | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.90
Zone 2 | Band Five | Minimum
RISK MANAGEMENT
Modified Duration	1 year
Zone 2 | Band Five | Maximum
RISK MANAGEMENT
Modified Duration	1 year 10 months 24 days
Zone 2 | Band Six | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.22
Zone 2 | Band Six | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.50
Zone 2 | Band Six | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.80
Zone 2 | Band Six | Minimum
RISK MANAGEMENT
Modified Duration	1 year 10 months 24 days
Zone 2 | Band Six | Maximum
RISK MANAGEMENT
Modified Duration	2 years 9 months 18 days
Zone 2 | Band Seven | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.11
Zone 2 | Band Seven | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.20
Zone 2 | Band Seven | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.75
Zone 2 | Band Seven | Minimum
RISK MANAGEMENT
Modified Duration	2 years 9 months 18 days
Zone 2 | Band Seven | Maximum
RISK MANAGEMENT
Modified Duration	3 years 7 months 6 days
Zone 3 | Band Eight | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.11
Zone 3 | Band Eight | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2.20
Zone 3 | Band Eight | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.75
Zone 3 | Band Eight | Minimum
RISK MANAGEMENT
Modified Duration	3 years 7 months 6 days
Zone 3 | Band Eight | Maximum
RISK MANAGEMENT
Modified Duration	4 years 3 months 18 days
Zone 3 | Band Nine | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.72
Zone 3 | Band Nine | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	2
Zone 3 | Band Nine | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.70
Zone 3 | Band Nine | Minimum
RISK MANAGEMENT
Modified Duration	4 years 3 months 18 days
Zone 3 | Band Nine | Maximum
RISK MANAGEMENT
Modified Duration	5 years 8 months 12 days
Zone 3 | Band Ten | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Ten | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Ten | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.65
Zone 3 | Band Ten | Minimum
RISK MANAGEMENT
Modified Duration	5 years 8 months 12 days
Zone 3 | Band Ten | Maximum
RISK MANAGEMENT
Modified Duration	7 years 3 months 18 days
Zone 3 | Band Eleven | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Eleven | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Eleven | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band Eleven | Minimum
RISK MANAGEMENT
Modified Duration	7 years 3 months 18 days
Zone 3 | Band Eleven | Maximum
RISK MANAGEMENT
Modified Duration	9 years 3 months 18 days
Zone 3 | Band Twelve | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Twelve | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Twelve | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band Twelve | Minimum
RISK MANAGEMENT
Modified Duration	9 years 3 months 18 days
Zone 3 | Band Twelve | Maximum
RISK MANAGEMENT
Modified Duration	10 years 7 months 6 days
Zone 3 | Band Thirteen | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Thirteen | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Thirteen | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band Thirteen | Minimum
RISK MANAGEMENT
Modified Duration	10 years 7 months 6 days
Zone 3 | Band Thirteen | Maximum
RISK MANAGEMENT
Modified Duration	12 years
Zone 3 | Band Fourteen | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Fourteen | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Fourteen | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band Fourteen | Minimum
RISK MANAGEMENT
Modified Duration	12 years
Zone 3 | Band Fourteen | Maximum
RISK MANAGEMENT
Modified Duration	20 years
Zone 3 | Band Fifteen | Legal Currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.62
Zone 3 | Band Fifteen | UVR
RISK MANAGEMENT
Changes in Interest Rates (bps)	1.70
Zone 3 | Band Fifteen | Foreign currency
RISK MANAGEMENT
Changes in Interest Rates (bps)	0.60
Zone 3 | Band Fifteen | Minimum
RISK MANAGEMENT
Modified Duration	20 years